Location in Consolidated Statements of Comprehensive Loss and Amount of Realized and Unrealized Gains/(Losses) Recognized in Current Earnings for Derivative Contracts Not Designated as Hedging Instruments (Detail)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Not designated as hedging instrument USD ($)	Dec. 31, 2014 Not designated as hedging instrument CNY	Dec. 31, 2013 Not designated as hedging instrument CNY	Dec. 31, 2012 Not designated as hedging instrument CNY	Dec. 31, 2014 Not designated as hedging instrument Foreign exchange contracts USD ($)	Dec. 31, 2014 Not designated as hedging instrument Foreign exchange contracts CNY	Dec. 31, 2013 Not designated as hedging instrument Foreign exchange contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Foreign exchange contracts CNY	Dec. 31, 2014 Not designated as hedging instrument Commodity contracts USD ($)	Dec. 31, 2014 Not designated as hedging instrument Commodity contracts CNY	Dec. 31, 2013 Not designated as hedging instrument Commodity contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Commodity contracts CNY	Dec. 31, 2014 Not designated as hedging instrument Interest Rate Swap USD ($)	Dec. 31, 2014 Not designated as hedging instrument Interest Rate Swap CNY	Dec. 31, 2013 Not designated as hedging instrument Interest Rate Swap CNY	Dec. 31, 2012 Not designated as hedging instrument Interest Rate Swap CNY
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income	$ 4,427	27,469	26,309	21,059					$ 5,525	34,284	41,096	38,835	$ 0	0	(13,536)	(17,777)	$ (1,098)	(6,815)	(1,251)	0
Amount of unrealized gains/(losses) recognized in income	(3,111)	(19,301)	37,430	(15,732)					(3,503)	(21,737)	34,364	(36,824)	0	0	1,809	24,074	392	2,436	1,257	(2,982)
Amount of realized and unrealized gains/(losses) recognized in income	$ 1,316	8,168	63,739	5,326	$ 1,316	8,168	63,739	5,326